Capitalized Internal Use Software - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Research and Development [Abstract]
Amortization expense related to capitalized internal-use software	$ 2.3	$ 1.5